SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$ 542,016	$ 417,990	$ 526,581
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(19,051,010)	(20,631,860)	(19,639,227)
Proceeds from sales and collections of receivables	18,241,277	19,044,038	18,305,941
Changes in restricted cash	(86,450)	(65,756)	43,589
Purchase of equipment on operating leases, net	(727,636)	(349,207)	(209,598)
Other investing activities	(2,685)	(3,320)	(2,314)
Net cash from (used in) investing activities	(1,626,504)	(2,006,105)	(1,501,609)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	524,696	(507,796)	43,239
Net increase (decrease) in indebtedness	348,974	2,207,606	1,123,609
Dividends paid to CNH Industrial America LLC	(115,000)	(200,000)
Preferred dividend paid to CNH Industrial Canada Ltd.	(23,803)
Net cash from (used in) financing activities	734,867	1,499,810	1,166,848
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(349,621)	(88,305)	191,820
CASH AND CASH EQUIVALENTS
Beginning of year	697,608	785,913	594,093
End of year	347,987	697,608	785,913
CNH Industrial Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	(483,934)	(899,140)	(740,547)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity			(9,453)
Net increase (decrease) in indebtedness	598,934	1,099,140	750,000
Dividends paid to CNH Industrial America LLC	(115,000)	(200,000)
Net cash from (used in) financing activities	483,934	899,140	740,547
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	178,599	480,974	(1,069,674)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(15,819,248)	(16,948,609)	(15,802,666)
Proceeds from sales and collections of receivables	15,480,203	16,591,756	15,499,698
Purchase of equipment on operating leases, net	(665,734)	(270,607)	(118,412)
Other investing activities	(2,676)	(3,279)	(2,300)
Net cash from (used in) investing activities	(1,007,455)	(630,739)	(423,680)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	832,831	341,327	1,543,710
Net increase (decrease) in indebtedness	(87,139)	(140,056)	(99,563)
Net cash from (used in) financing activities	745,692	201,271	1,444,147
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(83,164)	51,506	(49,207)
CASH AND CASH EQUIVALENTS
Beginning of year	308,507	257,001	306,208
End of year	225,343	308,507	257,001
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	556,278	(68,842)	915,730
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(15,532,463)	(16,438,038)	(17,733,851)
Proceeds from sales and collections of receivables	15,062,472	15,206,469	16,703,466
Changes in restricted cash	(86,450)	(65,756)	43,589
Purchase of equipment on operating leases, net	(61,902)	(78,600)	(91,186)
Other investing activities	(9)	(41)	(14)
Net cash from (used in) investing activities	(618,352)	(1,375,966)	(1,077,996)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(17,759)	56,475	(69,879)
Net increase (decrease) in indebtedness	(162,821)	1,248,522	473,172
Preferred dividend paid to CNH Industrial Canada Ltd.	(23,803)
Net cash from (used in) financing activities	(204,383)	1,304,997	403,293
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(266,457)	(139,811)	241,027
CASH AND CASH EQUIVALENTS
Beginning of year	389,101	528,912	287,885
End of year	122,644	389,101	528,912
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	291,073	904,998	1,421,072
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	12,300,701	12,754,787	13,897,290
Proceeds from sales and collections of receivables	(12,301,398)	(12,754,187)	(13,897,223)
Net cash from (used in) investing activities	(697)	600	67
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(290,376)	(905,598)	(1,421,139)
Net cash from (used in) financing activities	$ (290,376)	$ (905,598)	$ (1,421,139)